UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01685

Name of Registrant: Vanguard Morgan Growth Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1: Schedule of Investments

Vanguard Morgan Growth Fund

Schedule of Investments
As of December 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (21.8%)
*	Amazon.com Inc.	347,775	138,689
	TJX Cos. Inc.	2,097,013	133,643
	Home Depot Inc.	1,473,575	121,334
	Lowe's Cos. Inc.	2,358,798	116,878
	Comcast Corp. Class A	2,128,401	110,602
	NIKE Inc. Class B	1,399,714	110,073
*	priceline.com Inc.	85,922	99,876
	Starwood Hotels & Resorts Worldwide Inc.	1,224,739	97,306
*	O'Reilly Automotive Inc.	612,525	78,838
	Wyndham Worldwide Corp.	1,024,681	75,509
	Twenty-First Century Fox Inc. Class A	1,769,391	62,247
*	Michael Kors Holdings Ltd.	761,717	61,844
	Omnicom Group Inc.	723,324	53,794
	Wynn Resorts Ltd.	248,867	48,332
	Inditex SA ADR	1,463,439	48,323
*	Discovery Communications Inc. Class A	528,421	47,780
*	Chipotle Mexican Grill Inc. Class A	86,603	46,140
	Ford Motor Co.	2,764,109	42,650
	Ralph Lauren Corp. Class A	236,444	41,749
*	Netflix Inc.	110,294	40,607
*	LKQ Corp.	1,135,543	37,359
	PulteGroup Inc.	1,826,196	37,200
	Scripps Networks Interactive Inc. Class A	412,220	35,620
	PetSmart Inc.	463,250	33,701
	Harley-Davidson Inc.	457,615	31,685
*	Dollar Tree Inc.	525,338	29,640
	Luxottica Group SPA ADR	514,439	27,739
	Starbucks Corp.	327,322	25,659
*	Discovery Communications Inc.	298,190	25,006
*	ASOS plc ADR	237,603	24,948
	GNC Holdings Inc. Class A	409,480	23,934
	Dick's Sporting Goods Inc.	409,475	23,790
	VF Corp.	374,864	23,369
*	HomeAway Inc.	547,330	22,375
	Burberry Group plc	883,872	22,270
*	Jarden Corp.	315,205	19,338
	Tractor Supply Co.	234,930	18,226
*	CarMax Inc.	382,110	17,967
*	Lululemon Athletica Inc.	293,731	17,339
	Buckle Inc.	328,867	17,285
*	Urban Outfitters Inc.	457,150	16,960
*	Bed Bath & Beyond Inc.	204,341	16,409
	Delphi Automotive plc	245,000	14,732
*	TRW Automotive Holdings Corp.	189,400	14,089
	Time Warner Cable Inc.	96,700	13,103
	CBS Corp. Class B	204,700	13,048
	Viacom Inc. Class B	148,700	12,987
*	DIRECTV	184,600	12,754
	Walt Disney Co.	160,300	12,247

	Las Vegas Sands Corp.	154,500	12,185
*	Imax Corp.	402,520	11,866
*	Ulta Salon Cosmetics & Fragrance Inc.	93,675	9,042
	PVH Corp.	64,600	8,787
	Gap Inc.	218,700	8,547
	Goodyear Tire & Rubber Co.	340,200	8,114
	Tiffany & Co.	84,800	7,868
	McDonald's Corp.	79,700	7,733
	Service Corp. International	424,275	7,692
	Dunkin' Brands Group Inc.	157,573	7,595
*	ASOS plc	74,482	7,589
	Whirlpool Corp.	44,400	6,965
	Target Corp.	107,800	6,820
	Comcast Corp.	132,500	6,609
	L Brands Inc.	95,200	5,888
	BorgWarner Inc.	16,000	895
			2,341,188
Consumer Staples (4.1%)
	Costco Wholesale Corp.	757,427	90,141
	Whole Foods Market Inc.	1,029,103	59,513
	CVS Caremark Corp.	744,893	53,312
*	Green Mountain Coffee Roasters Inc.	565,003	42,703
	Estee Lauder Cos. Inc. Class A	545,453	41,084
	Herbalife Ltd.	426,160	33,539
	Anheuser-Busch InBev NV ADR	295,093	31,416
	Philip Morris International Inc.	164,000	14,289
	PepsiCo Inc.	158,600	13,154
	Wal-Mart Stores Inc.	159,600	12,559
	Brown-Forman Corp. Class B	142,179	10,744
	Kroger Co.	194,000	7,669
	Coca-Cola Co.	177,156	7,318
	Kraft Foods Group Inc.	119,400	6,438
	Walgreen Co.	102,000	5,859
	Altria Group Inc.	128,800	4,945
	Hershey Co.	29,600	2,878
	Colgate-Palmolive Co.	36,900	2,406
			439,967
Energy (4.1%)
	Schlumberger Ltd.	697,772	62,876
	Valero Energy Corp.	927,570	46,750
	National Oilwell Varco Inc.	529,657	42,124
	Oceaneering International Inc.	474,985	37,467
	Cabot Oil & Gas Corp.	841,200	32,605
	Apache Corp.	330,741	28,424
	Core Laboratories NV	136,685	26,100
*	Cameron International Corp.	357,620	21,289
*	Continental Resources Inc.	138,700	15,606
	EOG Resources Inc.	81,600	13,696
*	Weatherford International Ltd.	871,890	13,506
	Anadarko Petroleum Corp.	157,600	12,501
*	Southwestern Energy Co.	300,070	11,802
*	Concho Resources Inc.	108,646	11,734
*	Superior Energy Services Inc.	380,270	10,119
*	Gulfport Energy Corp.	157,455	9,943
	Chesapeake Energy Corp.	334,200	9,070
*,^ SandRidge Energy Inc.		1,354,800	8,224

	Helmerich & Payne Inc.	89,000	7,483
*	Ultra Petroleum Corp.	319,700	6,921
*,^ InterOil Corp.		111,000	5,715
	Cimarex Energy Co.	31,800	3,336
	SM Energy Co.	26,000	2,161
			439,452
Financials (5.4%)
	American Express Co.	1,094,914	99,342
	Bank of America Corp.	4,546,368	70,787
	Morgan Stanley	1,719,219	53,915
	IntercontinentalExchange Group Inc.	216,964	48,800
	Goldman Sachs Group Inc.	272,555	48,313
	JPMorgan Chase & Co.	434,032	25,382
	T. Rowe Price Group Inc.	240,865	20,177
	Citigroup Inc.	358,900	18,702
*	Affiliated Managers Group Inc.	83,265	18,059
	Allied World Assurance Co. Holdings AG	153,200	17,282
	American Tower Corporation	195,345	15,592
*	Signature Bank	143,732	15,440
*	E*TRADE Financial Corp.	734,300	14,422
	Brown & Brown Inc.	430,115	13,501
	Raymond James Financial Inc.	249,300	13,011
*	Berkshire Hathaway Inc. Class B	105,900	12,555
	Aon plc	143,900	12,072
	Discover Financial Services	200,400	11,212
	Ameriprise Financial Inc.	92,100	10,596
	Arthur J Gallagher & Co.	223,080	10,469
	Simon Property Group Inc.	48,200	7,334
	Legg Mason Inc.	147,200	6,400
	Public Storage	29,200	4,395
*	Arch Capital Group Ltd.	71,100	4,244
	General Growth Properties Inc.	200,500	4,024
*	Realogy Holdings Corp.	55,200	2,731
	Progressive Corp.	68,900	1,879
	TD Ameritrade Holding Corp.	50,800	1,557
	CIT Group Inc.	22,900	1,194
			583,387
Health Care (16.9%)
*	Gilead Sciences Inc.	2,037,381	153,109
*	Biogen Idec Inc.	545,771	152,679
*	Celgene Corp.	856,883	144,779
	Amgen Inc.	1,118,381	127,674
*	Express Scripts Holding Co.	1,376,480	96,684
	McKesson Corp.	445,566	71,914
	Bristol-Myers Squibb Co.	1,153,773	61,323
	Medtronic Inc.	1,059,053	60,779
	Zimmer Holdings Inc.	551,150	51,362
*	Alexion Pharmaceuticals Inc.	379,060	50,438
	Allergan Inc.	429,050	47,659
	Johnson & Johnson	504,994	46,252
	CR Bard Inc.	344,595	46,155
*	Vertex Pharmaceuticals Inc.	617,527	45,882
*	Actavis plc	267,385	44,921
	Becton Dickinson and Co.	402,031	44,420
*	BioMarin Pharmaceutical Inc.	589,020	41,390
	Merck & Co. Inc.	825,973	41,340

	Novo Nordisk A/S ADR	211,145	39,011
	Cooper Cos. Inc.	307,009	38,020
	Aetna Inc.	541,911	37,170
	Eli Lilly & Co.	691,514	35,267
*	Perrigo Co. plc	229,280	35,185
	Shire plc ADR	226,417	31,991
*	Mylan Inc.	614,100	26,652
*	Covance Inc.	248,800	21,909
	Thermo Fisher Scientific Inc.	187,035	20,826
	AbbVie Inc.	370,500	19,566
*	Alkermes plc	440,570	17,914
*	Catamaran Corp.	362,135	17,194
	ResMed Inc.	353,695	16,652
*	MEDNAX Inc.	282,982	15,106
	Zoetis Inc.	441,770	14,442
*	Salix Pharmaceuticals Ltd.	131,950	11,868
*	Illumina Inc.	94,848	10,492
*	Incyte Corp. Ltd.	202,000	10,227
*	HCA Holdings Inc.	190,500	9,089
	AmerisourceBergen Corp. Class A	125,400	8,817
*	Boston Scientific Corp.	657,700	7,906
	Cigna Corp.	83,700	7,322
*	Cerner Corp.	117,798	6,566
	UnitedHealth Group Inc.	79,300	5,971
	Abbott Laboratories	151,100	5,792
	St. Jude Medical Inc.	72,900	4,516
	Universal Health Services Inc. Class B	54,900	4,461
*,^ Intrexon Corp.		142,900	3,401
*	Quintiles Transnational Holdings Inc.	50,900	2,359
*	Charles River Laboratories International Inc.	42,000	2,228
			1,816,680
Industrials (14.1%)
	Boeing Co.	1,012,055	138,135
	United Technologies Corp.	882,026	100,375
	3M Co.	601,459	84,355
	Honeywell International Inc.	830,561	75,888
	Danaher Corp.	963,086	74,350
	United Parcel Service Inc. Class B	692,856	72,805
	Parker Hannifin Corp.	516,578	66,453
*	B/E Aerospace Inc.	755,774	65,775
	Rockwell Automation Inc.	465,477	55,001
	Precision Castparts Corp.	202,208	54,455
	TransDigm Group Inc.	306,068	49,283
	Dover Corp.	496,925	47,973
	Illinois Tool Works Inc.	526,217	44,244
	Canadian Pacific Railway Ltd.	276,840	41,891
	Pentair Ltd.	458,120	35,582
	Chicago Bridge & Iron Co. NV	422,280	35,108
	Tyco International Ltd.	723,436	29,690
	Flowserve Corp.	355,700	28,040
*	IHS Inc. Class A	220,370	26,378
*	Hertz Global Holdings Inc.	800,660	22,915
	AMETEK Inc.	367,608	19,362
	Fastenal Co.	362,025	17,200
	JB Hunt Transport Services Inc.	219,070	16,934
	ADT Corp.	397,971	16,106
	Watsco Inc.	165,060	15,856

* Kirby Corp.	148,200	14,709
* United Continental Holdings Inc.	377,900	14,296
Union Pacific Corp.	84,400	14,179
* Genesee & Wyoming Inc. Class A	145,360	13,962
MSC Industrial Direct Co. Inc. Class A	163,680	13,237
* WESCO International Inc.	136,744	12,453
Pall Corp.	145,092	12,384
* Stericycle Inc.	104,925	12,189
* Jacobs Engineering Group Inc.	193,300	12,176
* Clean Harbors Inc.	195,175	11,703
* United Rentals Inc.	143,460	11,183
* Armstrong World Industries Inc.	189,400	10,911
Delta Air Lines Inc.	388,500	10,672
KAR Auction Services Inc.	349,440	10,326
Emerson Electric Co.	135,900	9,537
Southwest Airlines Co.	494,600	9,318
Wabtec Corp.	125,100	9,291
Ingersoll-Rand plc	149,200	9,191
Expeditors International of Washington Inc.	196,245	8,684
Masco Corp.	352,500	8,026
* Quanta Services Inc.	252,975	7,984
IDEX Corp.	105,300	7,776
Lockheed Martin Corp.	51,100	7,597
Dun & Bradstreet Corp.	61,800	7,586
Carlisle Cos. Inc.	81,760	6,492
Acuity Brands Inc.	50,360	5,505
* Verisk Analytics Inc. Class A	76,830	5,049
* Chart Industries Inc.	31,900	3,051
Caterpillar Inc.	13,800	1,253
* Spirit Aerosystems Holdings Inc. Class A	20,000	682
		1,515,556
Information Technology (29.6%)
* Google Inc. Class A	300,953	337,281
Apple Inc.	580,748	325,864
Microsoft Corp.	6,329,515	236,914
Oracle Corp.	3,976,005	152,122
* Facebook Inc. Class A	2,636,003	144,084
MasterCard Inc. Class A	166,466	139,076
* Alliance Data Systems Corp.	450,291	118,395
QUALCOMM Inc.	1,314,155	97,576
NetApp Inc.	2,335,000	96,062
Visa Inc. Class A	430,411	95,844
* LinkedIn Corp. Class A	403,033	87,390
* Salesforce.com Inc.	1,386,381	76,514
Altera Corp.	2,310,858	75,172
Xilinx Inc.	1,600,875	73,512
* Check Point Software Technologies Ltd.	1,079,907	69,676
IAC/InterActiveCorp	999,152	68,632
Cisco Systems Inc.	2,937,688	65,951
SanDisk Corp.	826,395	58,294
Western Digital Corp.	655,955	55,035
* Yahoo! Inc.	1,224,471	49,518
* VMware Inc. Class A	531,607	47,690
Intuit Inc.	609,601	46,525
* Red Hat Inc.	743,419	41,661
* Informatica Corp.	946,347	39,273
Microchip Technology Inc.	801,904	35,885

*	Cognizant Technology Solutions Corp. Class A	324,110	32,729
	Paychex Inc.	656,956	29,911
	Amphenol Corp. Class A	312,160	27,838
*	eBay Inc.	507,141	27,837
*	Workday Inc. Class A	289,598	24,083
	International Business Machines Corp.	117,900	22,115
*	Electronic Arts Inc.	906,800	20,802
*	NetSuite Inc.	200,708	20,677
*	FleetCor Technologies Inc.	170,713	20,002
	Jack Henry & Associates Inc.	335,390	19,858
*	Gartner Inc.	277,929	19,747
	Fidelity National Information Services Inc.	354,595	19,035
*	NXP Semiconductor NV	380,300	17,467
*	Skyworks Solutions Inc.	540,705	15,443
*	Atmel Corp.	1,947,303	15,247
*	NCR Corp.	439,215	14,960
*	Trimble Navigation Ltd.	413,440	14,346
*	Cadence Design Systems Inc.	1,012,016	14,188
*	WEX Inc.	135,930	13,461
	Avago Technologies Ltd. Class A	251,300	13,291
*	F5 Networks Inc.	146,265	13,290
*,^ Twitter Inc.		206,212	13,125
	Texas Instruments Inc.	274,500	12,053
*	Lam Research Corp.	208,710	11,364
*	Autodesk Inc.	205,320	10,334
	Motorola Solutions Inc.	144,257	9,737
	Symantec Corp.	391,100	9,222
	Western Union Co.	420,200	7,248
*	Splunk Inc.	103,711	7,122
*	Concur Technologies Inc.	66,550	6,867
*	Freescale Semiconductor Ltd.	370,000	5,939
*	Akamai Technologies Inc.	121,867	5,750
*	Citrix Systems Inc.	84,250	5,329
	MAXIMUS Inc.	118,600	5,217
*	Yelp Inc. Class A	74,300	5,123
*	Pandora Media Inc.	179,900	4,785
*	Fiserv Inc.	39,000	2,303
	FactSet Research Systems Inc.	18,000	1,954
*	Micron Technology Inc.	60,300	1,312
	EMC Corp.	34,300	863
	LSI Corp.	76,400	842
	Accenture plc Class A	7,700	633
			3,177,395
Materials (2.3%)
	Monsanto Co.	510,691	59,521
	FMC Corp.	537,233	40,540
	Sherwin-Williams Co.	213,450	39,168
*	WR Grace & Co.	215,635	21,320
	Ashland Inc.	166,160	16,124
	Eagle Materials Inc.	195,120	15,108
	PPG Industries Inc.	57,491	10,904
	Worthington Industries Inc.	243,535	10,248
	Praxair Inc.	68,560	8,915
	Celanese Corp. Class A	158,400	8,761
	Cytec Industries Inc.	72,600	6,763
	Rock Tenn Co. Class A	61,800	6,490
	Albemarle Corp.	84,500	5,356

Westlake Chemical Corp.	22,300	2,722
251,940
Other (0.9%)
2	Vanguard Growth ETF	1,044,900	97,228

Telecommunication Services (0.4%)
*	SBA Communications Corp. Class A	416,295	37,400
Cogent Communications Group Inc.	119,300	4,821
*	Level 3 Communications Inc.	66,700	2,212
44,433
Total Common Stocks (Cost $7,149,893)	10,707,226
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.7%)
[3,4] Vanguard Market Liquidity Fund	0.125%	183,915,232	183,915

Face
Maturity	Amount
Date	($000)
Repurchase Agreement (0.1%)
Bank of America Securities, LLC
(Dated 12/31/13, Repurchase Value
$8,700,000, collateralized by Federal
National Mortgage Assn. 0.000%-3.000%,
3/1/28-5/15/30, with a value of $8,874,000)	0.005%	1/2/14	8,700	8,700

U.S. Government and Agency Obligations (0.1%)
[5,6] Fannie Mae Discount Notes	0.050%	1/22/14	500	500
[5,6] Fannie Mae Discount Notes	0.075%	3/5/14	500	500
[6,7] Federal Home Loan Bank Discount Notes	0.070%	2/5/14	3,400	3,399
[5,6] Freddie Mac Discount Notes	0.150%	2/3/14	1,100	1,100
[5,6] Freddie Mac Discount Notes	0.080%	2/10/14	2,500	2,500
7,999
Total Temporary Cash Investments (Cost $200,615)	200,614
Total Investments (101.5%) (Cost $7,350,508)	10,907,840
Other Assets and Liabilities-Net (-1.5%)[4]	(157,735)
Net Assets (100%)	10,750,105

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $18,759,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $18,885,000 of collateral received for securities on loan.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Securities with a value of $5,699,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Morgan Growth Fund

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,677,367	29,859	—
Temporary Cash Investments	183,915	16,699	—
Futures Contracts—Assets[1]	589	—	—
Futures Contracts—Liabilities[1]	(27)	—	—
Total	10,861,844	46,558	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	137	12,612	47
S&P 500 Index	March 2014	10	4,603	182
				229

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At December 31, 2013, the cost of investment securities for tax purposes was $7,350,508,000. Net unrealized appreciation of investment securities for tax purposes was $3,557,332,000, consisting of

Morgan Growth Fund

unrealized gains of $3,576,095,000 on securities that had risen in value since their purchase and $18,763,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a)

Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a)	Certifications

VANGUARD MORGAN GROWTH FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MORGAN GROWTH FUND
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

VANGUARD MORGAN GROWTH FUND
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 20, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.